Long Term Debt - Warrant Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Warrants
Fair value, beginning of period	$ 2,462,859
Change in fair value	(277,715)	$ (2,011,263)
Fair value, end of period		2,462,859
Warrants
Warrants
Fair value, beginning of period	2,462,859
Issuance of warrants		4,474,122
Change in fair value	(277,715)	(2,011,263)
Transfer to additional paid-in capital	$ (2,185,144)
Fair value, end of period		$ 2,462,859